Summary of Net Defined Benefit Liability Asset Explanatory (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Change in plan liabilities
Balances – Beginning of the period	$ 29,412	$ 15,435
Current service cost	38	65
Interest cost	149	88
Employee contributions	7
Actuarial gain arising from changes in financial assumptions	(9,802)	(1,130)
Past service cost associated with multi-employer plan		16,137
Actuarial loss arising from change in current assumptions on funding of future pension increases		556
Benefits paid	(345)	(511)
Impact of foreign exchange rate changes	(2,106)	(1,228)
Balances – End of the period	17,353	29,412
Change in plan assets
Balances – Beginning of the period	11,927
Presentation of plan assets as of December 31, 2021		11,963
Remeasurement of plan assets	(1,777)
Employer contributions	32
Benefits paid	(122)
Impact of foreign exchange rate changes	(902)	(36)
Balances – End of the period	9,165	11,927
Net liability of the unfunded plans	7,669	12,749
Net liability of the funded plans	519	4,736
Net amount recognized as Employee future benefits	8,188	17,485
Amounts recognized:
In net loss	187	(153)
In other comprehensive loss	(9,229)	2,408
Pension defined benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	29,313
Current service cost	33
Interest cost	149
Employee contributions	7
Actuarial gain arising from changes in financial assumptions	(9,802)
Past service cost associated with multi-employer plan
Actuarial loss arising from change in current assumptions on funding of future pension increases
Benefits paid	(344)
Impact of foreign exchange rate changes	(2,098)
Balances – End of the period	17,258	29,313
Change in plan assets
Balances – Beginning of the period	11,927
Presentation of plan assets as of December 31, 2021
Remeasurement of plan assets	(1,777)
Employer contributions	32
Benefits paid	(122)
Impact of foreign exchange rate changes	(902)
Balances – End of the period	9,165	11,927
Net liability of the unfunded plans	7,574
Net liability of the funded plans	519
Net amount recognized as Employee future benefits	8,093
Amounts recognized:
In net loss	181
In other comprehensive loss	(9,221)
Other benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	99
Current service cost	5
Interest cost
Employee contributions
Actuarial gain arising from changes in financial assumptions
Past service cost associated with multi-employer plan
Actuarial loss arising from change in current assumptions on funding of future pension increases
Benefits paid	(1)
Impact of foreign exchange rate changes	(8)
Balances – End of the period	95	99
Change in plan assets
Balances – Beginning of the period
Presentation of plan assets as of December 31, 2021
Remeasurement of plan assets
Employer contributions
Benefits paid
Impact of foreign exchange rate changes
Balances – End of the period
Net liability of the unfunded plans	95
Net liability of the funded plans
Net amount recognized as Employee future benefits	95
Amounts recognized:
In net loss	6
In other comprehensive loss	$ (8)